Leases - Schedule of Lease Liabilities (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Schedule of Lease Liabilities [Line Items]
Lease liabilities – current portion	$ 238,105	$ 108,526
Lease liabilities – non-current portion	272,359	10,231
Total	$ 510,464	$ 118,757
Weighted-average lease term – operating leases	2 years 4 months 13 days	2 years 9 months
Weighted-average discount rate – operating leases	5.00%	5.00%
Short term lease cost	$ 207,787	$ 234,767